Note 15 - Segment Disclosures	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
15.	Segment Disclosures

The Partnership’s operations consist of two reportable segments. We have recast segment financial information to reflect the conveyance of the entities comprising our reportable segments to the Partnership at the closing of our IPO (see Note 3). Our reportable segments consist of the following.

W&ES – This segment consists of ten SWD facilities.  We aggregate these facilities for reporting purposes as they have similar economic characteristics and have centralized management and processing.  This segment generates revenue primarily by treating produced water and flowback water and injecting it into our SWD facilities.  Segment results are driven primarily by the volumes of water we inject into the SWD facilities and the fees we charge for our services.  These fees are charged on a per barrel basis and vary based on the quantity and type of saltwater disposed, competitive dynamics and operating costs.  In addition, for minimal marginal cost, we generate revenue by selling residual oil recovered from the disposal process.

PI&IS – This segment consists of the operations of the TIR Entities.  We aggregate these operating entities for reporting purposes as they have similar economic characteristics, as well as possessing centralized management and processing.  This segment provides independent inspection and integrity services to various energy, public utility and pipeline companies.  The inspectors in this segment perform a variety of inspection and integrity services on midstream pipelines, gathering systems and distribution systems, including data gathering and supervision of third-party construction, inspection, and maintenance and repair projects.  Our results in this segment are driven primarily by the number and type of inspectors performing services for customers and the fees charged for those services, which depend on the nature and duration of the project.  The financial results of this segment have been included since June 26, 2013, the date Holdings and its affiliates acquired a controlling interest in the TIR Entities.

The following table outlines segment operating income and a reconciliation of total segment operating income to net income before income tax expense.

	W&ES	PI&IS	Other	Total
	(in thousands)

Year ended December 31, 2014
Revenue	$22,416	$382,002	$-	$404,418
Costs of services	8,617	346,738	-	355,355
Gross margin	13,799	35,264	-	49,063
General and administrative expense	3,090	17,734	497	21,321
Impairments	32,546	-	-	32,546
Depreciation, amortization and accretion	3,806	2,539	-	6,345
Operating (loss) income	$(25,643)	$14,991	$(497)	(11,149)
Interest expense, net				3,208
Offering costs				446
Other expense, net				(92)
Net loss before income tax expense				$(14,711)

Total Assets	$50,296	$136,224	$3,322

Year ended December 31, 2013
Revenue	$22,232	$226,901	$-	$249,133
Costs of services	7,347	206,343	-	213,690
Gross margin	14,885	20,558	-	35,443
General and administrative expense	3,292	9,175	-	12,467
Impairments	3,429	702	-	4,131
Depreciation, amortization and accretion	3,837	1,327	-	5,164
Operating income	$4,327	$9,354	$-	13,681
Interest expense, net				4,000
Offering costs				1,376
Gain on reversal of contingent consideration				(11,250)
Other expense, net				(37)
Net income before income tax expense				$19,592

Total Assets	$81,403	$154,352	$4,835

Year ended December 31, 2012
Revenue	$619	$-	$-	$619
Costs of services	309	-	-	309
Gross margin	310	-	-	310
General and administrative expense	(4)	-	2,060	2,056
Depreciation, amortization and accretion	99	-	-	99
Operating income (loss)	$215	$-	$(2,060)	$(1,845)

Total Assets	$79,990	$-	$-

Year ended December 31, 2012 (Predecessor)
Revenue	$12,203	$-	$-	$12,203
Costs of services	3,662	-	-	3,662
Gross margin	8,541	-	-	8,541
General and administrative expense	477	-	-	477
Depreciation, amortization and accretion	1,398	-	-	1,398
Operating income	$6,666	$-	$-	6,666
Interest expense, net				111
Other expense, net				(40)
Net income before income tax expense				$6,595